Employee benefits (Details 2) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Re-measurements due to:
Liabilities assumed/(transferred)	[1]	₨ (9)	₨ 0
Parent Company Gratuity plan [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations at the beginning of the year		3,076	2,894
Current service cost		389	364	₨ 328
Interest on defined obligations		206	171
Past service cost			17
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		(154)	(61)
Actuarial loss/(gain) due to demographic assumptions		47	(32)
Actuarial loss/(gain) due to experience changes		98	67
Benefits paid		(249)	(344)
Defined benefit obligations at the end of the year		₨ 3,404	₨ 3,076	₨ 2,894

[1]	Rounded to the nearest million.